Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000153951 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equity Income Fund (Class C/JHERX)
Average Annual Return, Percent	4.40%	12.21%	8.90%
C000153950 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equity Income Fund (Class A/JHEIX)
Average Annual Return, Percent	0.82%	11.84%	9.11%
C000008922 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equity Income Fund (Class 1/JIEMX)
Average Annual Return, Percent	6.46%	13.41%	10.06%
C000127063 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class A/JHGEX)
Average Annual Return, Percent	2.76%	9.25%	8.70%
C000152689 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class C/JGECX)
Average Annual Return, Percent	6.43%	9.61%	8.49%
C000127064 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class I/JGEFX)
Average Annual Return, Percent	8.48%	10.71%	9.58%
C000127065 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class NAV)
Average Annual Return, Percent	8.61%	10.85%	9.71%
C000152690 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class R2/JGERX)
Average Annual Return, Percent	8.10%	10.29%	9.20%
C000152691 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class R4/JGETX)
Average Annual Return, Percent	8.32%	10.64%	9.52%
C000152692 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class R6/JGEMX)
Average Annual Return, Percent	8.61%	10.82%	9.69%
Without Sales Load [Member] | C000153951 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equity Income Fund (Class C/JHERX)—excluding sales charge
Average Annual Return, Percent	5.36%	12.21%	8.90%
Without Sales Load [Member] | C000153950 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equity Income Fund (Class A/JHEIX)—excluding sales charge
Average Annual Return, Percent	6.13%	13.00%	9.67%
Without Sales Load [Member] | C000127063 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class A/JHGEX)—excluding sales charge
Average Annual Return, Percent	8.15%	10.38%	9.26%
Without Sales Load [Member] | C000152689 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Equity Fund (Class C/JGECX)—excluding sales charge
Average Annual Return, Percent	7.39%	9.61%	8.49%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	16.24%	14.34%	14.33%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	15.68%	12.89%	11.65%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	9.33%	12.97%	10.22%